Accounts Payable	12 Months Ended
Sep. 30, 2016
Accounts Payable [Abstract]
ACCOUNTS PAYABLE	6. ACCOUNTS PAYABLE As of September 30, 2016 and September 30, 2015, the amount of Accounts Payable to LiteArt, Inc. was $18,370 and $0 respectively.